Notes and Capital Lease Payable (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Capital Leases, Future Minimum Payments Due	$ 47,000
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments	37,000
Capital Lease Obligations, Current	8,000
Capital Lease Obligations, Noncurrent	29,000
De Lage Landon [Member]
Capital Leases, Future Minimum Payments Due	20,000
Dell Computers [Member]
Capital Leases, Future Minimum Payments Due	$ 17,000